Summary Prospectus

February 6, 2013

Destra Preferred and Income Securities Fund

Class A Shares	Class C Shares	Class P Shares*	Class I Shares
DPIAX	DPICX		DPIIX

*Class P shares are not currently available for investors.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.destracapital.com/literature. You can also get this information at no cost by calling 877.287.9646 or by sending an e-mail to info@destracapital.com. The Fund’s Statutory Prospectus and Statement of Additional Information, each dated February 6, 2013, are incorporated by reference into (and are considered part of) this Summary Prospectus. The Statement of Additional Information may be obtained, free of charge, at the website, phone number or email address noted above.

Investment Objective

The Fund’s investment objective is to seek total return, with an emphasis on high current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other Destra mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 28 of the Fund’s Prospectus and “Purchases” on page 46 of the Fund’s Statement of Additional Information.

Shareholder Fees
(Fees paid directly from your investment.)

	Class A	Class C	Class P	Class I
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a
percentage of the lower of original purchase price or redemption proceeds)	None1	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee on shares held for 90 days
or less (as a percentage of amount redeemed)	None	None	2.00%	2.00%
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment.)
	Class A	Class C	Class P	Class I
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b 1) Fees	0.25%	1.00%	0.25%	0.00%
Other Expenses2	3.78%	6.83%	3.78%	4.44%
Total Annual Fund Operating Expenses3	4.78%	8.58%	4.78%	5.19%
Fee Waiver4	(3.28%)	(6.33%)	(3.18%)	(3.97%)
Total Annual Fund Operating Expenses after
Fee Waiver	1.50%	2.25%	1.60%	1.22%

1	A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.
2
Class C shares commenced operations on November 1, 2011, and Class P shares have not yet commenced operations. Other Expenses for Class P shares are based on estimated amounts for the Fund’s current fiscal year.

3	Acquired fund fees were not included as fund expenses in the annual report.
4
The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) at 1.50% for Class A, 2.25% for Class C, 1.60% for Class P and 1.22% for Class I. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed					Not Redeemed
Share Class	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A	$596	$904	$1,234	$2,165	$596	$904	$1,234	$2,165
Class C	$328	$703	$1,205	$2,585	$228	$703	$1,205	$2,585
Class P	$163	$505	$–	$–	$163	$505	$–	$–
Class I	$124	$387	$670	$1,477	$124	$387	$670	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in a portfolio of preferred and income-producing securities, including traditional preferred stock, trust preferred securities, hybrid securities that have characteristics of both equity and debt securities, convertible securities, contingent-capital securities, subordinated debt, senior debt and securities of other open-end, closed-end or exchange-traded funds that invest primarily in the same types of securities.

The Fund may also invest up to 15% of its net assets in common stock. The portions of the Fund’s assets invested in various types of preferred, debt or equity may vary from time to time depending on market conditions. In addition, under normal market conditions, the Fund invests more than 25% of its total assets in companies principally engaged in financial services. The Fund may also invest up to 40% of its net assets in securities of non-U.S. companies.

The Fund will principally invest in (i) investment grade quality securities or (ii) below investment grade quality preferred or subordinated securities of companies with investment grade senior debt outstanding, in either case determined at the time of purchase. Securities that are rated below investment grade are commonly referred to as “high yield” or “junk bonds.” However, some of the Fund’s total assets may be invested in securities rated (or issued by companies rated) below investment grade at the time of purchase. Preferred and debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal. Due to the risks involved in investing in preferred and debt securities of below investment grade quality, an investment in the Fund should be considered speculative. The maturities of preferred and debt securities in which the Fund will invest generally will be longer-term (perpetual, in the case of some preferred securities, and ten years or more for other preferred and debt securities); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term securities.

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Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Preferred and Subordinated Security Risk—Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Credit Risk—Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened for the Fund because the Fund may invest in “high yield” or “high risk” securities; such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Interest Rate Risk—If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by the Fund will fall.

Liquidity Risk—This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid securities. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

Concentration Risk—The Fund intends to invest 25% or more of its total assets in securities of financial services companies. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Financial Services Company Risk—Financial services companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

Foreign Investment Risk—Because the Fund can invest its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries.  These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

Currency Risk—Since a portion of the Fund’s assets may be invested in securities denominated foreign currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

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Non-Diversification Risk—The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.

Convertible Securities Risk—The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The income earned from the Fund’s portfolio may decline because of falling market interest rates.  This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risks Associated with Active Management—The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks—The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.destracapital.com or by calling (877) 287-9646.

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The bar chart below shows the Fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/ lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

* Class A year-to-date total return as of December 31, 2012 was 16.63%.

During the period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 6.44% and 1.65%, respectively, for the quarters ended March 31, 2012 and December 31, 2012.

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns
for the Periods Ended December 31, 2012
	1 Year	Since Inception
		(April 12, 2011)
Class A (return before taxes)	11.36%	8.14%
Class A (return after taxes on distributions)	10.24%	7.08%
Class A (return after taxes on distributions and sale of
Fund shares)	7.85%	6.49%
Class C (return before taxes)	14.76%	13.72%
Class I (return before taxes)	17.00%	11.40%
BofA Merrill Lynch Preferred Benchmark (reflects no
deduction for fees, expenses or taxes)	15.25%	14.98%

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Management
Investment Adviser
Destra Capital Advisors LLC

Investment Sub-Adviser
Flaherty & Crumrine Incorporated

Portfolio Managers Flaherty & Crumrine Incorporated R. Eric Chadwick Donald F. Crumrine Robert M. Ettinger Bradford S. Stone	Since Fund inception Since Fund inception Since Fund inception Since Fund inception

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares and Class P shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C shares is $500,000 for any single purchase. The sales charge and expense structure of Class A shares may be more advantageous for investors purchasing more than $500,000 of Fund shares. The minimum investment for Class I shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund on a given day. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions from the Fund held in such a tax-deferred arrangement will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

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